Subsidiaries - Summary of Directly and Indirectly Held Major Operating Subsidiaries (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
The Manufacturers Life Insurance Company [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	The Manufacturers Life Insurance Company
Equity Interest	$ 56,795
Address	Toronto, Canada
Description	Leading Canadian-based financial services company that offers a diverse range of financial protection products and wealth management services
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Holdings (Alberta) Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Holdings (Alberta) Limited
Equity Interest	$ 21,673
Address	Calgary, Canada
Description	Holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Financial Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Financial Corporation
Address	Boston, Massachusetts, U.S.A.
Description	Holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
The Manufacturers Investment Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	The Manufacturers Investment Corporation
Address	Boston, Massachusetts, U.S.A.
Description	Holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Reassurance Company Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Reassurance Company Ltd.
Address	Boston, Massachusetts, U.S.A.
Description	Captive insurance subsidiary that provides life, annuity and long-term care reinsurance to affiliates
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Life Insurance Company (U.S.A.) [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Life Insurance Company (U.S.A.)
Address	Boston, Massachusetts, U.S.A.
Description	U.S. life insurance company licensed in all states, except New York
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Subsidiaries LLC [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Subsidiaries LLC
Address	Boston, Massachusetts, U.S.A.
Description	Holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Financial Network, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Financial Network, Inc.
Address	Boston, Massachusetts, U.S.A.
Description	Financial services distribution organization
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Investment Management LLC [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Investment Management LLC
Address	Boston, Massachusetts, U.S.A.
Description	Investment advisor
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Investment Management Distributors LLC [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Investment Management Distributors LLC
Address	Boston, Massachusetts, U.S.A.
Description	Broker-dealer
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Investment Management (US) LLC [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Investment Management (US) LLC
Address	Boston, Massachusetts, U.S.A.
Description	Investment advisor
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Hancock Natural Resource Group, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Hancock Natural Resource Group, Inc.
Address	Boston, Massachusetts, U.S.A.
Description	Manager of globally diversified timberland and agricultural portfolios
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Life Insurance Company of New York [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Life Insurance Company of New York
Address	New York, U.S.A.
Description	U.S. life insurance company licensed in New York
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Variable Trust Advisers LLC [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Variable Trust Advisers LLC
Address	Boston, Massachusetts, U.S.A.
Description	Investment advisor for open-end mutual funds
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Life & Health Insurance Company [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Life & Health Insurance Company
Address	Boston, Massachusetts, U.S.A.
Description	U.S. life insurance company licensed in all states
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Distributors, LLC [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Distributors LLC
Address	Boston, Massachusetts, U.S.A.
Description	Broker-dealer
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
John Hancock Insurance Agency, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	John Hancock Insurance Agency, Inc.
Address	Boston, Massachusetts, U.S.A.
Description	Insurance agency
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Reinsurance Limited [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Reinsurance Limited
Address	Hamilton, Bermuda
Description	Provides life and financial reinsurance to affiliates
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Reinsurance (Bermuda) Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Reinsurance (Bermuda) Limited
Address	Hamilton, Bermuda
Description	Provides life and annuity reinsurance to affiliates
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Bank of Canada [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Bank of Canada
Equity Interest	$ 1,570
Address	Waterloo, Canada
Description	Provides integrated banking products and service options not available from an insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Investment Management Holdings (Canada) Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Investment Management Holdings (Canada) Limited
Equity Interest	$ 935
Address	Toronto, Canada
Description	Holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Investment Management Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Investment Management Limited
Address	Toronto, Canada
Description	Provides investment counseling, portfolio and mutual fund management in Canada
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
First North American Insurance Company [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	First North American Insurance Company
Equity Interest	$ 7
Address	Toronto, Canada
Description	Property and casualty insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
NAL Resources Management Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	NAL Resources Management Limited
Equity Interest	$ 8
Address	Calgary, Canada
Description	Management company for oil and gas properties
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Resources Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Resources Limited
Equity Interest	$ 19
Address	Calgary, Canada
Description	Holds oil and gas properties
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Property Limited Partnership [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Property Limited Partnership
Equity Interest	$ 4
Address	Toronto, Canada
Description	Holds oil and gas royalties
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Property Limited Partnership II [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Property Limited Partnership II
Equity Interest	$ 835
Address	Toronto, Canada
Description	Holds oil and gas royalties and foreign bonds and equities
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Western Holdings Limited Partnership [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Western Holdings Limited Partnership
Address	Calgary, Canada
Description	Holds oil and gas properties
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Securities Investment Services Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Securities Investment Services Inc.
Equity Interest	$ 72
Address	Oakville, Canada
Description	Mutual fund dealer for Canadian operations
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Holdings (Bermuda) Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Holdings (Bermuda) Limited
Equity Interest	$ 17,597
Address	Hamilton, Bermuda
Description	Holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manufacturers P & C Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manufacturers P&C Limited
Address	St. Michael, Barbados
Description	Provides property and casualty reinsurance
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Financial Asia Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Financial Asia Limited
Address	Hong Kong, China
Description	Holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife (Cambodia) PLC [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife (Cambodia) PLC
Address	Phnom Penh, Cambodia
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manufacturers Life Reinsurance Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manufacturers Life Reinsurance Limited
Address	St. Michael, Barbados
Description	Provides life and annuity reinsurance to affiliates
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife (Vietnam) Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife (Vietnam) Limited
Address	Ho Chi Minh City, Vietnam
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Investment Fund Management (Vietnam) Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Investment Fund Management (Vietnam) Company Limited
Address	Ho Chi Minh City, Vietnam
Description	Fund management company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife International Holdings Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife International Holdings Limited
Address	Hong Kong, China
Description	Holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife (International) Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife (International) Limited
Address	Hong Kong, China
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife-Sinochem Life Insurance Co. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife-Sinochem Life Insurance Co. Ltd. (51%)
Address	Shanghai, China
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Investment Management International Holdings Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Investment Management International Holdings Limited
Address	Hong Kong, China
Description	Holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Investment Management (Hong Kong) Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Investment Management (Hong Kong) Limited
Address	Hong Kong, China
Description	Investment management and advisory company marketing mutual funds
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Investment Management (Taiwan) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Investment Management (Taiwan) Co., Ltd.
Address	Taipei, Taiwan (China)
Description	Asset management company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Life Insurance Company (Japan) [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Life Insurance Company (Japan)
Address	Tokyo, Japan
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Asset Management (Japan) Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Asset Management (Japan) Limited
Address	Tokyo, Japan
Description	Investment management and advisory company and mutual fund business
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Insurance (Thailand) Public Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Insurance (Thailand) Public Company Limited (85.6%)
Address	Bangkok, Thailand
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Asset Management (Thailand) Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Asset Management (Thailand) Company Limited (93.0%)
Address	Bangkok, Thailand
Description	Investment management company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Holdings Berhad [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Holdings Berhad (59.5%)
Address	Kuala Lumpur, Malaysia
Description	Holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Insurance Berhad [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Insurance Berhad (59.5%)
Address	Kuala Lumpur, Malaysia
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Investment Management (Malaysia) Bhd [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Investment Management (Malaysia) Bhd (59.5%)
Address	Kuala Lumpur, Malaysia
Description	Asset management company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife (Singapore) Pte. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife (Singapore) Pte. Ltd.
Address	Singapore
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Investment Management (Singapore) Pte. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Investment Management (Singapore) Pte. Ltd.
Address	Singapore
Description	Asset management company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
The Manufacturers Life Insurance Co. (Phils.) Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	The Manufacturers Life Insurance Co. (Phils.), Inc.
Address	Makati City, Philippines
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Chinabank Life Assurance Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Chinabank Life Assurance Corporation (60%)
Address	Makati City, Philippines
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
PT Asuransi Jiwa Manulife Indonesia [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	PT Asuransi Jiwa Manulife Indonesia
Equity Interest	$ 812
Address	Jakarta, Indonesia
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
PT Manulife Aset Manajemen Indonesia [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	PT Manulife Aset Manajemen Indonesia
Address	Jakarta, Indonesia
Description	Investment management and investment advisor
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Investment Management (Europe) Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Investment Management (Europe) Limited
Equity Interest	$ 25
Description	Investment management company for Manulife Financial’s international funds
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Assurance Company of Canada [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Assurance Company of Canada
Equity Interest	$ 68
Address	Toronto, Canada
Description	Life insurance company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
EIS Services Bermuda Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	EIS Services (Bermuda) Limited
Equity Interest	$ 980
Address	Hamilton, Bermuda
Description	Investment holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Berkshire Insurance Services Inc [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Berkshire Insurance Services Inc.
Equity Interest	$ 1,637
Address	Toronto, Canada
Description	Investment holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
JH Investments (Delaware) LLC [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	JH Investments (Delaware), LLC
Address	Boston, Massachusetts, U.S.A.
Description	Investment holding company
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Securities Incorporated [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Securities Incorporated
Equity Interest	$ 117
Address	Oakville, Canada
Description	Investment dealer
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Manulife Investment Management (North America) Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Manulife Investment Management (North America) Limited
Equity Interest	$ 4
Address	Toronto, Canada
Description	Investment advisor
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%
Regional Power Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Regional Power Inc.
Address	Mississauga, Canada
Description	Developer and operator of hydro-electric power projects
Percentage of ownership interest in subsidiary	100.00%
Percentage of voting rights held in subsidiary	100.00%